SHORT-TERM INVESTMENTS (Details Narrative) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Cash and Cash Equivalents [Abstract]
Short-term investments	$ 17,804	¥ 120,805	¥ 82,598